ASSETS ACQUISITION	12 Months Ended
Dec. 31, 2022
Asset Acquisition [Abstract]
ASSETS ACQUISITION

4. ASSETS ACQUISITION

In December 2019, the Group entered into a purchase agreement with Zhengzhou Kaitong Technology and Trading Co., Ltd (“Zhengzhou Kaitong”) to acquire two completed and one in construction office buildings, which will be used for business operating purposes. The acquisition of the real estate was subsequently completed in January 2020 for a total consideration of RMB333,809. As of December 31, 2022, a payable of RMB26,580 is expected to be paid within one year in accordance with the payment term.

The Group did not make any asset acquisitions during the year ended December 31, 2021.

In August 2022, the Group acquired 100% equity interest of Guangzhou XingHuo Online Education Technology Co., Ltd. (later renamed to Guangzhou XingHuo Online Computer Technology Co., Ltd., hereinafter referred to as "Guangzhou XingHuo") from Guangdong Shijixiao Education Technology Co., Ltd.. This acquisition was accounted for as an asset acquisition, as substantially all of the fair value of the gross assets acquired is concentrated in a business license, which was recorded in intangible assets and amortized on a straight-line basis over its estimated useful life.